UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4551

Smith Barney Social Awareness Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  January 31
Date of reporting period: July 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES | SEMI-ANNUAL REPORT | JULY 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

          Your Serious Money. Professionally Managed.(R)is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[LOGO] Classic Series

--------------------------------------------------------------------------------

Semi-Annual Report o July 31, 2003

SMITH BARNEY SOCIAL
AWARENESS FUND

[PHOTO OMITTED]

CHARLES P. GRAVES III, CFA
PORTFOLIO MANAGER

[PHOTO OMITTED]

ELLEN S. CAMMER
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
CHARLES P. GRAVES III, CFA
--------------------------------------------------------------------------------

Charles P. Graves III, CFA has more than 18 years of securities business experience and began co-managing the Fund in June of 2001.

Education: BA from Hamilton College; MBA from Columbia University

--------------------------------------------------------------------------------
ELLEN S. CAMMER
--------------------------------------------------------------------------------

Ellen S. Cammer has more than 21 years of securities business experience and has co-managed the Fund since 1995.

Education: BFA from Windham College; MBA from Fordham University

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks high total return consisting of capital appreciation and current income by investing primarily in common stocks and other equity securities of U.S. companies. The Fund also normally invests between 15% and 35% of its assets in fixed-income securities.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
February 2, 1987

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
18 Years (Charles P. Graves III, CFA)
21 Years (Ellen S. Cammer)

What's Inside

Letter from the Chairman ..................................................    1
Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statements of Changes in Net Assets .......................................   10
Notes to Financial Statements .............................................   11
Financial Highlights ......................................................   15

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 18, 2003


    1     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                July 31, 2003
================================================================================

   SHARES                                              SECURITY                                        VALUE
===============================================================================================================
COMMON STOCK -- 78.2%
Basic Materials -- 5.8%
       120,000          Air Products and Chemicals, Inc.                                           $  5,577,600
       210,000          Alcoa Inc.                                                                    5,831,700
        71,500          E.I. du Pont de Nemours and Co.                                               3,141,710
        76,000          International Paper Co.                                                       2,973,120
        73,900          Praxair, Inc.                                                                 4,778,374
---------------------------------------------------------------------------------------------------------------
                                                                                                     22,302,504
---------------------------------------------------------------------------------------------------------------
Broadcasting and Cable -- 1.1%
        84,900          Cox Communications, Inc., Class A Shares (a)                                  2,698,971
        34,800          Viacom Inc., Class B Shares (a)                                               1,514,496
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,213,467
---------------------------------------------------------------------------------------------------------------
Business Services -- 2.4%
       132,000          Automatic Data Processing, Inc.                                               4,894,560
        70,400          InterActiveCorp (a)                                                           2,849,088
        23,400          McGraw-Hill Cos., Inc.                                                        1,422,252
---------------------------------------------------------------------------------------------------------------
                                                                                                      9,165,900
---------------------------------------------------------------------------------------------------------------
Capital Goods -- 2.1%
        65,000          Illinois Tool Works Inc.                                                      4,527,250
       198,700          Tyco International Ltd.                                                       3,695,820
---------------------------------------------------------------------------------------------------------------
                                                                                                      8,223,070
---------------------------------------------------------------------------------------------------------------
Communications Services -- 4.0%
       212,200          AT&T Wireless Services Inc. (a)                                               1,810,066
       132,900          BellSouth Corp.                                                               3,384,963
        60,400          EchoStar Communications Corp., Class A Shares (a)                             2,190,708
       293,600          Motorola, Inc.                                                                2,654,144
       128,400          Nokia Oyj, Sponsored ADR                                                      1,964,520
        50,000          SBC Communications Inc.                                                       1,168,000
        60,600          Verizon Communications Inc.                                                   2,112,516
---------------------------------------------------------------------------------------------------------------
                                                                                                     15,284,917
---------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclical -- 6.8%
        78,900          The Coca-Cola Co.                                                             3,548,133
       122,900          ConAgra Foods, Inc.                                                           2,768,937
        70,000          The Gillette Co.                                                              2,153,200
        21,000          Hershey Foods Corp.                                                           1,529,010
       125,000          Kimberly-Clark Corp.                                                          6,050,000
        33,200          PepsiCo, Inc.                                                                 1,529,524
        28,300          Sensient Technologies Corp.                                                     604,771
       203,700          Sysco Corp.                                                                   6,137,481
        37,800          Unilever NV, NY Shares                                                        2,134,944
---------------------------------------------------------------------------------------------------------------
                                                                                                     26,456,000
---------------------------------------------------------------------------------------------------------------
Energy -- 3.6%
       177,772          BP PLC, Sponsored ADR                                                         7,386,427
        31,700          Noble Corp. (a)                                                               1,041,979
       125,000          Royal Dutch Petroleum Co., NY Shares                                          5,447,500
---------------------------------------------------------------------------------------------------------------
                                                                                                     13,875,906
---------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


    2     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    July 31, 2003
================================================================================

   SHARES                                              SECURITY                                        VALUE
===============================================================================================================
Financial Services -- 16.7%
       195,000          American Express Co.                                                       $  8,613,150
       110,825          American International Group, Inc.                                            7,114,965
       153,200          The Bank of New York Co., Inc.                                                4,614,384
       150,000          Bank One Corp.                                                                5,934,000
        40,900          Fannie Mae                                                                    2,619,236
        26,000          Fifth Third Bancorp                                                           1,430,260
         8,800          The Goldman Sachs Group, Inc.                                                   766,832
        65,000          The Hartford Financial Services Group, Inc.                                   3,392,350
        83,900          J.P. Morgan Chase & Co.                                                       2,940,695
       190,000          KeyCorp                                                                       5,112,900
        76,500          Morgan Stanley                                                                3,629,160
        88,100          Paychex, Inc.                                                                 2,865,893
        59,800          The St. Paul Cos., Inc.                                                       2,103,166
       127,100          Wells Fargo & Co.                                                             6,422,363
       122,300          Zions Bancorporation                                                          6,829,232
---------------------------------------------------------------------------------------------------------------
                                                                                                     64,388,586
---------------------------------------------------------------------------------------------------------------
Healthcare -- 10.7%
        90,200          Amgen Inc. (a)                                                                6,276,116
        53,500          Baxter International, Inc.                                                    1,477,135
        25,300          Biomet, Inc.                                                                    749,133
        12,900          Forest Laboratories, Inc. (a)                                                   617,652
        45,200          HCA Inc.                                                                      1,593,300
       125,500          Johnson & Johnson                                                             6,499,645
       110,700          Medtronic, Inc.                                                               5,701,050
       233,000          Pfizer Inc.                                                                   7,772,880
        97,000          Teva Pharmaceutical Industries Ltd., Sponsored ADR                            5,561,980
        34,200          WellPoint Health Networks Inc. (a)                                            2,860,830
        45,700          Zimmer Holdings, Inc. (a)                                                     2,184,917
---------------------------------------------------------------------------------------------------------------
                                                                                                     41,294,638
---------------------------------------------------------------------------------------------------------------
Leisure Time -- 0.2%
        25,300          Carnival Corp.                                                                  868,043
---------------------------------------------------------------------------------------------------------------
Publishing -- 0.7%
        59,600          Tribune Co.                                                                   2,814,312
---------------------------------------------------------------------------------------------------------------
Retail -- 7.6%
       134,500          Costco Wholesale Corp. (a)                                                    4,983,225
        72,000          CVS Corp.                                                                     2,159,280
       216,500          The Home Depot, Inc.                                                          6,754,800
       100,000          Lowe's Cos., Inc.                                                             4,756,000
       129,600          McDonald's Corp.                                                              2,982,096
       131,000          Target Corp.                                                                  5,019,920
        91,600          Wendy's International, Inc.                                                   2,692,124
---------------------------------------------------------------------------------------------------------------
                                                                                                     29,347,445
---------------------------------------------------------------------------------------------------------------
Technology -- 13.8%
       156,000          AOL Time Warner Inc. (a)                                                      2,407,080
       316,500          Cisco Systems, Inc. (a)                                                       6,178,080
        63,000          Danaher Corp.                                                                 4,548,600
       150,500          Dell Inc. (a)                                                                 5,068,840
       273,800          EMC Corp. (a)                                                                 2,913,232
       207,300          Hewlett-Packard Co.                                                           4,388,541

                       See Notes to Financial Statements.


    3     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    July 31, 2003
================================================================================

   SHARES                                              SECURITY                                        VALUE
===============================================================================================================
Technology -- 13.8% (continued)
        61,400          Ingersoll-Rand Co., Class A Shares                                         $  3,330,336
       154,800          Intel Corp.                                                                   3,862,260
        64,200          International Business Machines Corp.                                         5,216,250
        19,200          Linear Technology Corp.                                                         708,096
        25,000          Maxim Integrated Products, Inc.                                                 977,000
       260,000          Microsoft Corp.                                                               6,864,000
        79,000          Network Appliance, Inc. (a)                                                   1,262,420
       482,500          Oracle Corp. (a)                                                              5,790,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     53,514,735
---------------------------------------------------------------------------------------------------------------
Transportation -- 1.6%
       187,162          Southwest Airlines Co.                                                        3,071,328
        47,300          United Parcel Service, Inc., Class B Shares                                   2,983,684
---------------------------------------------------------------------------------------------------------------
                                                                                                      6,055,012
---------------------------------------------------------------------------------------------------------------
Utilities -- 1.1%
        37,500          FPL Group, Inc.                                                               2,312,625
        75,000          The Southern Co.                                                              2,133,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,445,625
---------------------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK
                        (Cost -- $257,687,481)                                                      302,250,160
===============================================================================================================
    FACE
   AMOUNT                                              SECURITY                                        VALUE
===============================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 5.5%
$    2,800,000          U.S. Treasury Notes, 6.000% due 8/15/04                                       2,937,267
                        U.S. Treasury Bonds:
     2,000,000            6.500% due 2/15/10                                                          2,303,594
     2,000,000            7.500% due 11/15/16                                                         2,478,204
     3,000,000            7.125% due 2/15/23                                                          3,615,939
                        Fannie Mae:
     1,500,000            Bonds, 6.250% due 5/15/29                                                   1,534,219
     2,000,000            Notes, 6.000% due 5/15/08                                                   2,201,800
     2,500,000          Federal Home Loan Bank, Bonds, 3.375% due 7/21/08                             2,461,353
                        Freddie Mac, Notes:
     1,000,000            6.000% due 5/25/12                                                          1,025,968
     3,000,000            4.750% due 5/6/13                                                           2,861,373
---------------------------------------------------------------------------------------------------------------
                        TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                        (Cost -- $21,184,438)                                                        21,419,717
===============================================================================================================
    FACE
   AMOUNT       RATING(b)                              SECURITY                                        VALUE
===============================================================================================================
CORPORATE BONDS AND NOTES -- 11.7%
Broadcasting and Cable -- 0.8%
     3,000,000  BBB     Comcast Corp., Notes, 5.300% due 1/15/14                                      2,863,710
---------------------------------------------------------------------------------------------------------------
Financial Services -- 7.7%
     2,000,000  A+      American Express Co., Notes, 3.750% due 11/20/07                              2,015,454
                        Bank of America Corp.:
     2,000,000  Aa2*      Notes, 4.750% due 10/15/06                                                  2,116,038
     2,000,000  Aa2*      Sr. Notes, 6.250% due 4/15/12                                               2,143,984
     2,000,000  A       Countrywide Home Loans, Inc., Medium-Term Notes, 3.250% due 5/21/08           1,935,492

                       See Notes to Financial Statements.


    4     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    July 31, 2003
================================================================================

    FACE
   AMOUNT       RATING(b)                              SECURITY                                        VALUE
===============================================================================================================
Financial Services -- 7.7% (continued)
$    2,000,000  A3*     Ford Motor Credit Co., Notes, 6.875% due 2/1/06                            $  2,101,422
     3,000,000  A3*     General Motors Acceptance Corp., Notes, 6.125% due 9/15/06                    3,137,973
     3,000,000  Aa3*    The Goldman Sachs Group, Inc., Notes, 5.700% due 9/1/12                       3,084,354
     2,000,000  Aa3*    Merrill Lynch & Co., Inc., Medium-Term Notes, 3.700% due 4/21/08              1,985,990
     2,000,000  Aa3*    Morgan Stanley, Notes, 7.250% due 4/1/32                                      2,197,790
     2,000,000  AA      Province of Ontario, Sr. Unsub. Notes, 5.500% due 10/1/08                     2,171,274
     2,000,000  A+      Unilever Capital Corp., Notes, 7.125% due 11/1/10                             2,305,360
     2,500,000  Aa3*    Wachovia Corp., Notes, 4.950% due 11/1/06                                     2,669,860
     2,000,000  Aa2*    Wells Fargo & Co., Notes, 3.500% due 4/4/08                                   1,985,368
---------------------------------------------------------------------------------------------------------------
                                                                                                     29,850,359
---------------------------------------------------------------------------------------------------------------
Retail -- 1.1%
     1,000,000  BBB     Fred Meyer, Inc., Unsecured Notes, 7.375% due 3/1/05                          1,072,971
     3,000,000  A+      Target Corp., Notes, 5.375% due 6/15/09                                       3,187,671
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,260,642
---------------------------------------------------------------------------------------------------------------
Technology -- 0.5%
     2,000,000  A+      International Business Machines Corp., Notes, 4.750% due 11/29/12             1,963,716
---------------------------------------------------------------------------------------------------------------
Telecommunications -- 1.0%
     2,000,000  Aa3*    Verizon New England, Inc., Sr. Notes, 6.500% due 9/15/11                      2,177,320
     2,000,000  A       Vodafone Group PLC, Bonds, 4.625% due 7/15/18                                 1,765,708
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,943,028
---------------------------------------------------------------------------------------------------------------
Transportation -- 0.6%
     2,000,000  Baa1*   Norfolk Southern Corp., Sr. Notes, 7.250% due 2/15/31                         2,153,124
       253,410  A+      Southwest Airlines Co., Pass-Through Certificates, Series
                          A3, 8.700% due 7/1/11                                                         294,401
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,447,525
---------------------------------------------------------------------------------------------------------------
                        TOTAL CORPORATE BONDS AND NOTES
                        (Cost -- $45,222,554)                                                        45,328,980
===============================================================================================================
    FACE
   AMOUNT                                              SECURITY                                        VALUE
===============================================================================================================
MORTGAGE-BACKED SECURITIES -- 2.4%
     1,126,812          Federal Home Loan Bank, 7.000% due 10/1/30                                    1,178,043
                        Federal National Mortgage Association (FNMA):
         1,458            6.500% due 3/1/29                                                               1,499
     1,295,219            6.000% due 7/1/31                                                           1,308,846
       764,064            6.500% due 7/1/31                                                             784,669
     3,838,830            6.500% due 2/1/32                                                           3,942,354
       656,424          Freddie Mac, 5.500% due 11/15/10                                                662,005
                        Government National Mortgage Association (GNMA):
       308,721            5.750% due 4/20/24                                                            308,353
       742,535            7.000% due 8/15/29                                                            779,972
---------------------------------------------------------------------------------------------------------------
                        TOTAL MORTGAGE-BACKED SECURITIES
                        (Cost -- $8,876,467)                                                          8,965,741
===============================================================================================================

                       See Notes to Financial Statements.


    5     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    July 31, 2003
================================================================================

    FACE
   AMOUNT                                              SECURITY                                        VALUE
===============================================================================================================
REPURCHASE AGREEMENT -- 2.2%
$    8,469,000          Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at
                          maturity -- $8,469,235; (Fully collateralized by various
                          U.S. government agency obligations, 0.000% to 6.000%
                          due 4/15/04 to 1/13/33; Market value -- $8,638,381)
                          (Cost -- $8,469,000)                                                     $  8,469,000
===============================================================================================================
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost -- $341,439,940**)                                                   $386,433,598
===============================================================================================================

(a)   Non-income producing security.
(b) All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      Abbreviation used in this schedule:
      -----------------------------------
      ADR -- American Depositary Receipt

      See page 7 for definitions of ratings.

                       See Notes to Financial Statements.


    6     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:
Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB    -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly and B speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B". While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa   -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa    -- Bonds rated "Aa" are judged to be of the high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa   -- Bonds rated "Baa" are considered to be medium grade obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.
Ba    -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B     -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintance of other terms of the contract over any long period of time may be small.

NR    -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


    7     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                    July 31, 2003
================================================================================

ASSETS:
      Investments, at value (Cost -- $341,439,940)                                       $386,433,598
      Cash                                                                                        562
      Dividends and interest receivable                                                     1,537,443
      Receivable for Fund shares sold                                                         116,625
      Receivable from broker -- variation margin                                               21,600
-----------------------------------------------------------------------------------------------------
      Total Assets                                                                        388,109,828
-----------------------------------------------------------------------------------------------------

LIABILITIES:
      Payable for Fund shares reacquired                                                      362,067
      Investment advisory fee payable                                                         181,763
      Distribution plan fees payable                                                           72,822
      Administration fee payable                                                               65,386
      Accrued expenses                                                                        214,482
-----------------------------------------------------------------------------------------------------
      Total Liabilities                                                                       896,520
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                         $387,213,308
=====================================================================================================

NET ASSETS:
      Par value of shares of beneficial interest                                         $     19,924
      Capital paid in excess of par value                                                 340,717,597
      Undistributed net investment income                                                     176,991
      Accumulated net realized gain from investment transactions and futures contracts      1,386,063
      Net unrealized appreciation of investments and futures contracts                     44,912,733
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                         $387,213,308
=====================================================================================================

Shares Outstanding:
      Class A                                                                              13,509,424
      -----------------------------------------------------------------------------------------------
      Class B                                                                               5,381,843
      -----------------------------------------------------------------------------------------------
      Class L                                                                               1,032,741
      -----------------------------------------------------------------------------------------------

Net Asset Value:
      Class A (and redemption price)                                                     $      19.41
      -----------------------------------------------------------------------------------------------
      Class B *                                                                          $      19.47
      -----------------------------------------------------------------------------------------------
      Class L *                                                                          $      19.54
      -----------------------------------------------------------------------------------------------

Maximum Public offering Price Per Share:
      Class A (net asset value plus 5.26% of net asset value per share)                  $      20.43
      -----------------------------------------------------------------------------------------------
      Class L (net asset value plus 1.01% of net asset value per share)                  $      19.74
=====================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


    8     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)       For the Six Months Ended July 31, 2003
================================================================================

INVESTMENT INCOME:
      Dividends                                                                        $   2,290,048
      Interest                                                                             2,110,811
      Less: Foreign withholding tax                                                          (76,263)
-----------------------------------------------------------------------------------------------------
      Total Investment Income                                                              4,324,596
-----------------------------------------------------------------------------------------------------

EXPENSES:
      Investment advisory fee (Note 2)                                                     1,005,997
      Distribution plan fees (Note 6)                                                        902,824
      Administration fee (Note 2)                                                            365,818
      Shareholder servicing fees (Note 6)                                                    224,740
      Shareholder communications (Note 6)                                                     40,079
      Audit and legal                                                                         23,013
      Trustees' fees                                                                          18,596
      Registration fees                                                                       13,332
      Custody                                                                                 10,034
      Other                                                                                   18,779
-----------------------------------------------------------------------------------------------------
      Total Expenses                                                                       2,623,212
-----------------------------------------------------------------------------------------------------
Net Investment Income                                                                      1,701,384
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 3 AND 5):
      Realized Gain From Investment Transactions (excluding short-term investments):
         Proceeds from sales                                                             114,381,885
         Cost of securities sold                                                         101,322,360
-----------------------------------------------------------------------------------------------------
      Net Realized Gain                                                                   13,059,525
-----------------------------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation of Investments and Futures Contracts:
         Beginning of period                                                              14,345,841
         End of period                                                                    44,912,733
-----------------------------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                                             30,566,892
-----------------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                             43,626,417
-----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                 $  45,327,801
=====================================================================================================

                       See Notes to Financial Statements.


    9     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended July 31, 2003 (unaudited) and the Year Ended January 31, 2003

                                                                          July 31         January 31
======================================================================================================
OPERATIONS:
      Net investment income                                            $   1,701,384    $   4,327,334
      Net realized gain (loss)                                            13,059,525       (8,490,422)
      Increase (decrease) in net unrealized appreciation                  30,566,892      (68,824,115)
------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Operations                   45,327,801      (72,987,203)
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
      Net investment income                                               (2,078,846)      (4,310,356)
------------------------------------------------------------------------------------------------------
      Decrease in Net Assets From Distributions to Shareholders           (2,078,846)      (4,310,356)
------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
      Net proceeds from sale of shares                                    20,471,544       46,274,839
      Net asset value of shares issued for reinvestment of dividends       1,952,487        4,062,065
      Cost of shares reacquired                                          (33,646,803)     (92,303,718)
------------------------------------------------------------------------------------------------------
      Decrease in Net Assets From Fund Share Transactions                (11,222,772)     (41,966,814)
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                         32,026,183     (119,264,373)

NET ASSETS:
      Beginning of period                                                355,187,125      474,451,498
------------------------------------------------------------------------------------------------------
      End of period*                                                   $ 387,213,308    $ 355,187,125
======================================================================================================
* Includes undistributed net investment income of:                     $     176,991    $     554,453
======================================================================================================

                       See Notes to Financial Statements.


    10     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The Smith Barney Social Awareness Fund ("Fund"), a separate investment fund of Smith Barney Equity Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities and U.S. government agency and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income is recorded on an accrual basis, adjusted for amortization of premium and the accretion of discount, where applicable; (g) gains and losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.55% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


    11     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended July 31, 2003, the Fund paid transfer agent fees of $221,751 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the six months ended July 31, 2003, CGM and its affiliates received brokerage commissions of $214,282.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2003, CGM and its affiliates received sales charges of approximately $242,000 and $8,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended July 31, 2003, CDSCs paid to CGM and its affiliates were approximately $108,000 for Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended July 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $104,818,709
--------------------------------------------------------------------------------
Sales                                                                114,381,885
================================================================================

At July 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 64,402,800
Gross unrealized depreciation                                       (19,409,142)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 44,993,658
================================================================================


    12     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2003, the Fund had the following open futures contracts:

                             # of                         Basis         Market       Unrealized
Purchased Contracts:       Contracts    Expiration        Value          Value          Loss
===============================================================================================
S&P 500 Index                 32           9/03        $7,995,325     $7,914,400      $(80,925)
===============================================================================================

6. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets for each class. For the six months ended July 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                           Class A        Class B        Class L
================================================================================
Distribution Plan Fees                    $308,754       $495,771       $98,299
================================================================================

For the six months ended July 31, 2003, total Shareholder Servicing fees were as follows:

                                           Class A        Class B        Class L
================================================================================
Shareholder Servicing Fees                $140,260        $79,310        $5,170
================================================================================

For the six months ended July 31, 2003, total Shareholder Communication expenses were as follows:

                                           Class A        Class B        Class L
================================================================================
Shareholder Communications Expenses       $21,949         $16,272        $1,858
================================================================================


    13     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

7. Distributions Paid to Shareholders by Class

                                          Six Months Ended         Year Ended
                                            July 31, 2003       January 31, 2003
================================================================================
Net Investment Income
Class A                                       $1,725,034           $3,684,506
Class B                                          285,650              504,663
Class L                                           68,162              121,187
--------------------------------------------------------------------------------
Total                                         $2,078,846           $4,310,356
================================================================================

8. Shares of Beneficial Interest

At July 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                Six Months Ended                          Year Ended
                                                  July 31, 2003                        January 31, 2003
                                        -------------------------------       --------------------------------
                                          Shares              Amount             Shares              Amount
==============================================================================================================
Class A
Shares sold                                720,534        $ 13,085,247         1,480,923         $ 28,366,473
Shares issued on reinvestment               88,884           1,616,053           185,684            3,468,265
Shares reacquired                       (1,067,809)        (19,333,517)       (2,766,687)         (51,769,509)
--------------------------------------------------------------------------------------------------------------
Net Decrease                              (258,391)       $ (4,632,217)       (1,100,080)        $(19,934,771)
==============================================================================================================
Class B
Shares sold                                360,045        $  6,599,874           820,913         $ 15,694,294
Shares issued on reinvestment               14,950             272,292            25,449              479,002
Shares reacquired                         (638,952)        (11,527,228)       (1,848,432)         (35,026,522)
--------------------------------------------------------------------------------------------------------------
Net Decrease                              (263,957)       $ (4,655,062)       (1,002,070)        $(18,853,226)
==============================================================================================================
Class L
Shares sold                                 42,638        $    786,423           116,456         $  2,214,072
Shares issued on reinvestment                3,519              64,142             6,113              114,798
Shares reacquired                         (151,964)         (2,786,058)         (290,099)          (5,507,687)
--------------------------------------------------------------------------------------------------------------
Net Decrease                              (105,807)       $ (1,935,493)         (167,530)        $ (3,178,817)
==============================================================================================================


    14     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class A Shares                                    2003(1)(2)      2003(2)       2002(2)       2001(2)       2000(2)       1999(2)
==================================================================================================================================
Net Asset Value, Beginning of Period             $   17.26      $   20.77     $   25.50     $   25.79     $   25.94     $   20.57
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)                           0.12           0.25          0.29          0.39          0.38          0.29
   Net realized and unrealized gain (loss)(3)         2.16          (3.50)        (4.07)         1.76          0.88          5.87
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.28          (3.25)        (3.78)         2.15          1.26          6.16
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.13)         (0.26)        (0.31)        (0.43)        (0.32)        (0.26)
   Net realized gains                                   --             --         (0.64)        (2.01)        (1.09)        (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.13)         (0.26)        (0.95)        (2.44)        (1.41)        (0.79)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   19.41      $   17.26     $   20.77     $   25.50     $   25.79     $   25.94
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                         13.24%++      (15.76)%      (14.99)%        8.78%         4.93%        30.47%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $ 262,266      $ 237,680     $ 308,856     $ 360,550     $ 336,595     $ 282,060
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                           1.22%+         1.25%         1.23%         1.15%         1.17%         1.19%
   Net investment income(3)                           1.28+          1.32          1.30          1.52          1.47          1.23
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 29%            56%           43%           36%           43%           36%
==================================================================================================================================

(1)   For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective February 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended January 31, 2002, those amounts would have been $0.30, $4.08 and 1.34% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    15     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class B Shares                                    2003(1)(2)      2003(2)       2002(2)       2001(2)       2000(2)       1999(2)
==================================================================================================================================
Net Asset Value, Beginning of Period             $   17.31      $   20.81     $   25.51     $   25.81     $   25.96     $   20.63
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)                           0.04           0.10          0.11          0.19          0.19          0.11
   Net realized and unrealized gain (loss)(3)         2.17          (3.52)        (4.05)         1.75          0.87          5.89
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   2.21          (3.42)        (3.94)         1.94          1.06          6.00
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.05)         (0.08)        (0.12)        (0.23)        (0.12)        (0.14)
   Net realized gains                                   --             --         (0.64)        (2.01)        (1.09)        (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.05)         (0.08)        (0.76)        (2.24)        (1.21)        (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   19.47      $   17.31     $   20.81     $   25.51     $   25.81     $   25.96
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                         12.80%++      (16.45)%      (15.63)%        7.91%         4.13%        29.50%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $ 104,771      $  97,729     $ 138,313     $ 191,725     $ 220,989     $ 198,181
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                           2.03%+         2.06%         2.00%         1.94%         1.93%         1.94%
   Net investment income(3)                           0.47+          0.51          0.50          0.73          0.71          0.49
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 29%            56%           43%           36%           43%           36%
==================================================================================================================================

Class L Shares                                    2003(1)(2)      2003(2)       2002(2)       2001(2)       2000(2)     1999(2)(4)
==================================================================================================================================
Net Asset Value, Beginning of Period             $   17.37      $   20.89     $   25.59     $   25.88     $   26.03     $   20.68
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)                           0.05           0.11          0.13          0.19          0.19          0.11
   Net realized and unrealized gain (loss)(3)         2.18          (3.53)        (4.07)         1.77          0.87          5.91
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)From Operations                    2.23          (3.42)        (3.94)         1.96          1.06          6.02
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.06)         (0.10)        (0.12)        (0.24)        (0.12)        (0.14)
   Net realized gains                                   --             --         (0.64)        (2.01)        (1.09)        (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.06)         (0.10)        (0.76)        (2.25)        (1.21)        (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   19.54      $   17.37     $   20.89     $   25.59     $   25.88     $   26.03
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                         12.88%++      (16.40)%      (15.57)%        7.94%         4.13%        29.53%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $  20,176      $  19,778     $  27,282     $  31,651     $  27,147     $  15,453
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                           1.91%+         2.00%         1.94%         1.93%         1.92%         1.92%
   Net investment income(3)                           0.60+          0.57          0.59          0.74          0.73          0.46
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 29%            56%           43%           36%           43%           36%
==================================================================================================================================

(1)   For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective February 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended January 31, 2002, those amounts for Class B and L shares, respectively, would have been $0.12 and $0.14 for net investment income, $4.06 and $4.08 for net realized and unrealized loss, and 0.54% and 0.63% for the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(4)   On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    16     Smith Barney Social Awareness Fund | 2003 Semi-Annual Report

--------------------------------------------------------------------------------
SMITH BARNEY
SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Ellen S. Cammer
Vice President and
Investment Officer

Charles P. Graves III, CFA
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Equity Funds
--------------------------------------------------------------------------------

Smith Barney Social Awareness Fund

The Fund is a separate investment fund of the Smith Barney Equity Funds, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Smith Barney Equity Funds -- Smith Barney Social Awareness Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SOCIAL AWARENESS FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

[UNION LOGO]

[RECYCLE LOGO] Because we care about the environment, this semi-annual report has been printed with soy-based inks on 20% post-consumer recycled paper, deinked using a non-chlorine bleach process.

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0423 9/03                                                              03-4964

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Social Awareness Fund


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Social Awareness Fund


Date: October 1, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Social Awareness Fund


Date: October 1, 2003


By:   /s/ Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Social Awareness Fund


Date: October 1, 2003